Other disclosures - Risk Management and Principal Risks - Contractural maturity of financial assets and liabilities (audited) (Details) £ in Millions, $ in Billions	12 Months Ended
	Dec. 31, 2021 GBP (£)		Dec. 31, 2021 USD ($)	Dec. 31, 2020 GBP (£)		Dec. 31, 2019 GBP (£)		Dec. 31, 2018 GBP (£)
Assets
Cash and balances at central banks	£ 238,574	[1]		£ 191,127		£ 150,258
Cash collateral and settlement balances	92,542	[2]		101,367
Loans and advances at amortised cost	361,451	[2]		342,632
Reverse repurchase agreements and other similar secured lending	3,227	[2]		9,031
Trading portfolio assets	147,035	[2]		127,950
Financial assets at fair value through the income statement	191,972	[2]		175,151
Derivative financial instruments	262,572	[2]		302,446
Financial assets at fair value through other comprehensive income	61,753	[2]		78,688
Other financial assets	1,213			850
Non-derivative financial assets	1,360,339			1,329,242
Other assets	23,946			20,272
Total assets	1,384,285	[2]	$ 1,384.3	1,349,514		1,140,200
Liabilities
Deposits at amortised cost	519,433	[2]		481,036
Cash collateral and settlement balances	79,371	[2]		85,423
Repurchase agreements and other similar secured borrowing	28,352	[2]		14,174
Debt securities in issue	98,867	[2]		75,796
Subordinated liabilities	12,759	[2]		16,341		18,156
Trading portfolio liabilities	54,169	[2]		47,405
Financial liabilities designated at fair value	250,960	[2]		249,765
Derivative financial instruments	256,883	[2]		300,775
Other financial liabilities	6,301			4,969
Total financial liabilities	1,307,095			1,275,684
Other liabilities	7,149			6,948
Total liabilities	1,314,244	[2]		1,282,632
Cumulative liquidity gap	70,041	[2]		66,882	[3]	£ 65,660	[3]	£ 63,779
On demand
Assets
Cash and balances at central banks	238,369			190,347
Cash collateral and settlement balances	2,807			1,177
Loans and advances at amortised cost	19,749			14,098
Reverse repurchase agreements and other similar secured lending	58			150
Trading portfolio assets	147,035			127,950
Financial assets at fair value through the income statement	24,257			17,377
Derivative financial instruments	261,678			301,880
Financial assets at fair value through other comprehensive income	0			0
Other financial assets	707			357
Non-derivative financial assets	694,660			653,336
Liabilities
Deposits at amortised cost	454,961			410,894
Cash collateral and settlement balances	2,983			1,900
Repurchase agreements and other similar secured borrowing	20			4
Debt securities in issue	0			0
Subordinated liabilities	0			0
Trading portfolio liabilities	54,169			47,405
Financial liabilities designated at fair value	21,339			15,555
Derivative financial instruments	255,747			299,795
Other financial liabilities	184			101
Total financial liabilities	789,403			775,654
Cumulative liquidity gap	(94,743)			(122,318)
On demand | Over issuance of securities
Liabilities
Securities issues in excess of limit	6,997
Not more than three months
Assets
Cash and balances at central banks	205			182
Cash collateral and settlement balances	89,735			100,190
Loans and advances at amortised cost	8,670			11,970
Reverse repurchase agreements and other similar secured lending	2,984			8,698
Trading portfolio assets	0			0
Financial assets at fair value through the income statement	127,085			123,044
Derivative financial instruments	58			23
Financial assets at fair value through other comprehensive income	4,280			9,655
Other financial assets	474			451
Non-derivative financial assets	233,491			254,213
Liabilities
Deposits at amortised cost	40,755			41,468
Cash collateral and settlement balances	76,388			83,523
Repurchase agreements and other similar secured borrowing	6,621			3,276
Debt securities in issue	24,399			16,344
Subordinated liabilities	1,007			1,589
Trading portfolio liabilities	0			0
Financial liabilities designated at fair value	157,900			172,153
Derivative financial instruments	4			1
Other financial liabilities	4,331			2,915
Total financial liabilities	311,405			321,269
Cumulative liquidity gap	(172,657)			(189,374)
Over three months but not more than six months
Assets
Cash and balances at central banks	0			598
Cash collateral and settlement balances	0			0
Loans and advances at amortised cost	8,879			8,388
Reverse repurchase agreements and other similar secured lending	0			0
Trading portfolio assets	0			0
Financial assets at fair value through the income statement	9,281			7,548
Derivative financial instruments	48			0
Financial assets at fair value through other comprehensive income	1,488			3,517
Other financial assets	26			19
Non-derivative financial assets	19,722			20,070
Liabilities
Deposits at amortised cost	13,524			15,886
Cash collateral and settlement balances	0			0
Repurchase agreements and other similar secured borrowing	0			0
Debt securities in issue	12,606			4,048
Subordinated liabilities	0			3,209
Trading portfolio liabilities	0			0
Financial liabilities designated at fair value	16,857			8,677
Derivative financial instruments	22			49
Other financial liabilities	43			49
Total financial liabilities	43,052			31,918
Cumulative liquidity gap	(195,987)			(201,222)
Over six months but not more than nine months
Assets
Cash and balances at central banks	0			0
Cash collateral and settlement balances	0			0
Loans and advances at amortised cost	5,291			4,956
Reverse repurchase agreements and other similar secured lending	0			0
Trading portfolio assets	0			0
Financial assets at fair value through the income statement	7,042			6,960
Derivative financial instruments	0			0
Financial assets at fair value through other comprehensive income	1,245			1,393
Other financial assets	2			22
Non-derivative financial assets	13,580			13,331
Liabilities
Deposits at amortised cost	2,994			5,073
Cash collateral and settlement balances	0			0
Repurchase agreements and other similar secured borrowing	0			0
Debt securities in issue	5,845			5,100
Subordinated liabilities	74			294
Trading portfolio liabilities	0			0
Financial liabilities designated at fair value	10,268			5,067
Derivative financial instruments	18			0
Other financial liabilities	42			46
Total financial liabilities	19,241			15,580
Cumulative liquidity gap	(201,648)			(203,471)
Over nine months but not more than one year
Assets
Cash and balances at central banks	0			0
Cash collateral and settlement balances	0			0
Loans and advances at amortised cost	10,192			5,234
Reverse repurchase agreements and other similar secured lending	0			0
Trading portfolio assets	0			0
Financial assets at fair value through the income statement	3,451			4,151
Derivative financial instruments	0			0
Financial assets at fair value through other comprehensive income	1,419			948
Other financial assets	0			0
Non-derivative financial assets	15,062			10,333
Liabilities
Deposits at amortised cost	3,724			3,082
Cash collateral and settlement balances	0			0
Repurchase agreements and other similar secured borrowing	0			0
Debt securities in issue	3,254			1,937
Subordinated liabilities	1,218			0
Trading portfolio liabilities	0			0
Financial liabilities designated at fair value	3,588			2,938
Derivative financial instruments	5			0
Other financial liabilities	40			45
Total financial liabilities	11,829			8,002
Cumulative liquidity gap	(198,415)			(201,140)
One to two year
Assets
Cash and balances at central banks	0			0
Cash collateral and settlement balances	0			0
Loans and advances at amortised cost	23,716			25,392
Reverse repurchase agreements and other similar secured lending	184			0
Trading portfolio assets	0			0
Financial assets at fair value through the income statement	5,889			4,911
Derivative financial instruments	82			70
Financial assets at fair value through other comprehensive income	3,834			6,469
Other financial assets	1			1
Non-derivative financial assets	33,706			36,843
Liabilities
Deposits at amortised cost	2,025			2,264
Cash collateral and settlement balances	0			0
Repurchase agreements and other similar secured borrowing	2,195			1,400
Debt securities in issue	9,792			5,780
Subordinated liabilities	27			2,192
Trading portfolio liabilities	0			0
Financial liabilities designated at fair value	6,540			8,594
Derivative financial instruments	124			79
Other financial liabilities	691			738
Total financial liabilities	21,394			21,047
Cumulative liquidity gap	(186,103)			(185,344)
Two to three year
Assets
Cash and balances at central banks	0			0
Cash collateral and settlement balances	0			0
Loans and advances at amortised cost	26,037			22,133
Reverse repurchase agreements and other similar secured lending	0			183
Trading portfolio assets	0			0
Financial assets at fair value through the income statement	5,394			1,346
Derivative financial instruments	145			55
Financial assets at fair value through other comprehensive income	8,205			5,566
Other financial assets	0			0
Non-derivative financial assets	39,781			29,283
Liabilities
Deposits at amortised cost	433			625
Cash collateral and settlement balances	0			0
Repurchase agreements and other similar secured borrowing	8,925			2,329
Debt securities in issue	8,957			10,402
Subordinated liabilities	1,063			14
Trading portfolio liabilities	0			0
Financial liabilities designated at fair value	6,114			6,939
Derivative financial instruments	177			67
Other financial liabilities	145			156
Total financial liabilities	25,814			20,532
Cumulative liquidity gap	(172,136)			(176,593)
Over three years but not more than five years
Assets
Cash and balances at central banks	0			0
Cash collateral and settlement balances	0			0
Loans and advances at amortised cost	47,614			36,286
Reverse repurchase agreements and other similar secured lending	0			0
Trading portfolio assets	0			0
Financial assets at fair value through the income statement	2,590			2,431
Derivative financial instruments	537			310
Financial assets at fair value through other comprehensive income	13,188			17,552
Other financial assets	0			0
Non-derivative financial assets	63,929			56,579
Liabilities
Deposits at amortised cost	241			601
Cash collateral and settlement balances	0			0
Repurchase agreements and other similar secured borrowing	10,504			7,073
Debt securities in issue	12,948			13,608
Subordinated liabilities	1,885			989
Trading portfolio liabilities	0			0
Financial liabilities designated at fair value	7,734			8,580
Derivative financial instruments	302			185
Other financial liabilities	266			273
Total financial liabilities	33,880			31,309
Cumulative liquidity gap	(142,087)			(151,323)
Over five years but not more than ten years
Assets
Cash and balances at central banks	0			0
Cash collateral and settlement balances	0			0
Loans and advances at amortised cost	39,822			47,944
Reverse repurchase agreements and other similar secured lending	0			0
Trading portfolio assets	0			0
Financial assets at fair value through the income statement	2,564			2,345
Derivative financial instruments	15			87
Financial assets at fair value through other comprehensive income	18,226			24,450
Other financial assets	1			0
Non-derivative financial assets	60,628			74,826
Liabilities
Deposits at amortised cost	545			764
Cash collateral and settlement balances	0			0
Repurchase agreements and other similar secured borrowing	0			0
Debt securities in issue	12,218			12,721
Subordinated liabilities	5,603			6,915
Trading portfolio liabilities	0			0
Financial liabilities designated at fair value	7,366			8,344
Derivative financial instruments	122			196
Other financial liabilities	420			436
Total financial liabilities	26,274			29,376
Cumulative liquidity gap	(107,733)			(105,873)
Over ten years
Assets
Cash and balances at central banks	0			0
Cash collateral and settlement balances	0			0
Loans and advances at amortised cost	171,481			166,231
Reverse repurchase agreements and other similar secured lending	1			0
Trading portfolio assets	0			0
Financial assets at fair value through the income statement	4,419			5,038
Derivative financial instruments	9			21
Financial assets at fair value through other comprehensive income	9,868			9,138
Other financial assets	2			0
Non-derivative financial assets	185,780			180,428
Liabilities
Deposits at amortised cost	231			379
Cash collateral and settlement balances	0			0
Repurchase agreements and other similar secured borrowing	87			92
Debt securities in issue	8,848			5,856
Subordinated liabilities	1,882			1,139
Trading portfolio liabilities	0			0
Financial liabilities designated at fair value	13,254			12,918
Derivative financial instruments	362			403
Other financial liabilities	139			210
Total financial liabilities	24,803			20,997
Cumulative liquidity gap	£ 53,244			£ 53,558

[1]	2021 financial metrics have been restated to reflect the over-issuance of securities under BBPLC's 2019 F-3. See Restatement of financial statements (Note 1a) on page 228 for further details.
[2]	2021 financial metrics have been restated to reflect the over-issuance of securities under BBPLC's 2019 F-3. See Restatement of financial statements (Note 1a) on page 228 for further details.
[3]	2021 financial metrics have been restated to reflect the over-issuance of securities under BBPLC's 2019 F-3. See Restatement of financial statements (Note 1a) on page 228 for further details.